                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4533
                      (Investment Company Act File Number)

                  Federated Municipal Opportunities Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                                 Federated Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/03

              Date of Reporting Period: Fiscal year ended 8/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

Established 1987

17TH ANNUAL SHAREHOLDER REPORT

August 31, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.73	$9.91	$9.78	$10.22	$11.04
Income From Investment Operations:
Net investment income	0.56	0.55 [2]	0.55	0.56	0.55
Net realized and unrealized gain (loss) on investments and swap contracts	(0.18)	(0.19)[2]	0.15	(0.44)	(0.82)

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.36	0.70	0.12	(0.27)

Less Distributions:
Distributions from net investment income	(0.56)	(0.54)	(0.57)	(0.56)	(0.55)

Net Asset Value, End of Period	$9.55	$9.73	$9.91	$ 9.78	$10.22

Total Return[3]	4.06%	3.79%	7.48%	1.37%	(2.58)%

Ratios to Average Net Assets:

Expenses	1.07%	1.08%	1.09%	1.09%	1.07%

Net investment income	5.87%	5.68%[2]	5.69%	5.74%	5.14%

Expense waiver/reimbursement[4]	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$117,435	$111,642	$106,555	$92,883	$109,297

Portfolio turnover	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.73	$9.90	$9.77	$10.22	$11.03
Income From Investment Operations:
Net investment income	0.49	0.47 [2]	0.47	0.49	0.47
Net realized and unrealized gain (loss) on investments and swap contracts	(0.19)	(0.17)[2]	0.16	(0.45)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.30	0.63	0.04	(0.34)

Less Distributions:
Total distributions from net realized gain on investments	(0.49)	(0.47)	(0.50)	(0.49)	(0.47)

Net Asset Value, End of Period	$9.54	$9.73	$9.90	$ 9.77	$10.22

Total Return[3]	3.18%	3.11%	6.67%	0.51%	(3.23)%

Ratios to Average Net Assets:

Expenses	1.82%	1.83%	1.84%	1.84%	1.82%

Net investment income	5.12%	4.94%[2]	4.94%	4.99%	4.39%

Expense waiver/reimbursement[4]	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$124,736	$107,348	$91,074	$71,512	$77,440

Portfolio turnover	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.73	$9.90	$9.77	$10.22	$11.03
Income From Investment Operations:
Net investment income	0.48	0.48 [2]	0.47	0.48	0.47
Net realized and unrealized gain (loss) on investments and swap contracts	(0.18)	(0.18)[2]	0.16	(0.44)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.30	0.63	0.04	(0.34)

Less Distributions:
Distributions from net investment income	(0.49)	(0.47)	(0.50)	(0.49)	(0.47)

Net Asset Value, End of Period	$9.54	$9.73	$9.90	$ 9.77	$10.22

Total Return[3]	3.17%	3.13%	6.66%	0.51%	(3.24)%

Ratios to Average Net Assets:

Expenses	1.82%	1.83%	1.84%	1.84%	1.82%

Net investment income	5.12%	4.93%[2]	4.94%	4.99%	4.39%

Expense waiver/reimbursement[4]	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$14,083	$10,220	$10,953	$8,858	$7,603

Portfolio turnover	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.73	$9.91	$9.78	$10.22	$11.04
Income From Investment Operations:
Net investment income	0.57	0.55 [2]	0.55	0.56	0.55
Net realized and unrealized gain (loss) on investments and swap contracts	(0.19)	(0.19)[2]	0.15	(0.44)	(0.82)

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.36	0.70	0.12	(0.27)

Less Distributions:
Distributions from net investment income	(0.56)	(0.54)	(0.57)	(0.56)	(0.55)

Net Asset Value, End of Period	$9.55	$9.73	$9.91	$ 9.78	$10.22

Total Return[3]	4.06%	3.79%	7.48%	1.37%	(2.58)%

Ratios to Average Net Assets:

Expenses	1.07%	1.08%	1.09%	1.09%	1.07%

Net investment income	5.87%	5.68%[2]	5.69%	5.73%	5.14%

Expense waiver/reimbursement[4]	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$167,097	$183,467	$197,154	$214,913	$269,667

Portfolio turnover	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Over the 12-month reporting period ended August 31, 2003, all share classes of Federated Municipal Opportunities Fund, Inc. outperformed the Lipper High Yield Municipal Debt Funds Average (LHMDA). For the period, the fund's Class A, Class B, Class C, and Class F Shares returned 4.06%, 3.18%, 3.17%, and 4.06%, respectively, based on net asset value, while the LHMDA returned 2.74%.1

As of August 31, 2003, the fund's Class A Shares had a 30-day SEC yield of 5.33% (based on offering price). This performance was even more impressive on a tax-equivalent basis. Tax-equivalent yields for the fund's Class A Shares ranged from 8.20% for an investor in the 35% bracket to 7.40% for an investor in the 28% tax bracket.

The fund's return was positively impacted by its high coupons on moderate-to-lower rated securities,2 as well as an overweight in the Healthcare sector and an underweight in tobacco issues.

During the reporting period, lower quality bonds outperformed the high quality municipal market, according to Lehman Brothers Municipal Bond Index (LBMB)3 and the Lipper, Inc. peer groups. For example, the LHMDA returned 2.74% versus 2.12% for the Lipper General Municipal Debt Funds Average (LGMDA) peer group. The outperformance was primarily due to the high yield funds' higher allocation to high coupons on moderate to lower-rated securities and an overweight in airline bonds.

1 The LHMDA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. Lipper figures do not take sales charges into account.

Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B, Class C, and Class F Shares were (0.64)%, (2.21)%, 1.15%, and 2.03%, respectively. Current performance is available by visiting www.federatedinvestors.com or by calling 1-800-341-7400.

2 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities. Income may be subject to the federal alternative minimum tax (AMT) and state and local taxes.

3 LBMB is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of at least Baa. The index is unmanaged and it is not possible to invest directly in an index.

The fund's Class A Shares returned 4.06% at NAV, outperforming its peers in the LHMDA over the reporting period. The fund also provided an above-average level of federal regular income tax-exempt income versus its Lipper, Inc. peers. Sectors that did particularly well in the fund during the reporting period were A and BBB-rated Hospital, Airline, and Industrial Development bonds.

During the reporting period, investment strategy integrated fund management's views on both the interest rate and credit cycle. Income was the primary driver of total return. Strategy was focused on making selective purchases of lower investment grade and high yield credits. Credit spreads were wide enough to provide attractive potential returns. Revenue bonds with dedicated revenue streams were emphasized while exposure to general obligation debt was reduced. Premium coupons were emphasized because of their lower volatility and sensitivity to changes in interest rates as a result of the income cushion they provide. The fund maintained a neutral duration4 target relative to its benchmark.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2003 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA).3

Average Annual Total Return[4] for the Period Ended 8/31/2003
1 Year	(0.64)%
5 Years	1.83%
Start of Performance (8/5/1996)	3.65%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales changes, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2003 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA).3

Average Annual Total Return[4] for the Period Ended 8/31/2003
1 Year	(2.21)%
5 Years	1.68%
Start of Performance (8/5/1996)	3.54%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales changes, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2003 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA).3

Average Annual Total Return[4] for the Period Ended 8/31/2003
1 Year	1.15%
5 Years	1.79%
Start of Performance (8/5/1996)	3.38%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales changes, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance..

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1993 to August 31, 2003 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA).3

Average Annual Total Return[4] for the Period Ended 8/31/2003
1 Year	2.03%
5 Years	2.57%
10 Years	3.95%
Start of Performance (4/10/1987)	5.94%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB returns do not reflect taxes, sales changes, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and is not possible to invest directly in an index.

3 The LHMDA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

August 31, 2003

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.7%
		Alabama--0.0%
$150,000	[2]	West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL Project)/(Original Issue Yield: 6.528%), 2/1/2029	NR		$7,125

		Alaska--0.3%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR		1,110,859
80,000		Alaska State Housing Finance Corp., Collateralized Home Mortgage Revenue Bonds, (Series B-1), 6.90% (GNMA LOC), 6/1/2032	AAA/Aaa		80,254

		TOTAL			1,191,113

		Arizona--1.6%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	BBB/NR		507,835
4,985,000		Gilbert, AZ IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,745,172
2,285,000	[3]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		1,590,886

		TOTAL			6,843,893

		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3		2,133,800

		California--4.3%
6,000,000		California State, UT GO Bonds, 5.00% (MBIA INS), 6/1/2012	AAA/Aaa		6,405,000
1,341,000	[3,4]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR		1,232,138
1,000,000	[3,4]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		996,080
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	BBB/Baa2		3,809,760
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa2		2,329,834
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa2		716,497
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/ (Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2		$820,010
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		333,074
500,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		467,280
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		1,013,480

		TOTAL			18,123,153

		Colorado--4.5%
1,500,000		Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,557,150
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(Original Issue Yield: 8.00%), 8/15/2031	NR/Ba2		1,558,725
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.40%), 3/1/2022	NR/Ba2		1,011,040
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.50%), 3/1/2032	NR/Ba2		502,355
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1		1,029,520
1,710,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR/Aa2		1,726,245
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		967,280
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury GTD), 12/1/2019	AAA/NR		755,742
5,000,000	[3,4]	Denver, CO, City & County Airport Authority, RITES (Series PA-1186), 12.899%, 11/15/2009	NR		6,580,850
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB/Baa2		491,595
1,000,000		Maher Ranch, CO, Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	NR		971,250
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	NR		1,972,280

		TOTAL			19,124,032

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Connecticut--0.8%
$3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BBB/A3		$3,125,400

		District of Columbia--3.4%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa		14,552,440

		Florida--7.3%
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR		2,010,620
6,000,000	[3,4]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		7,049,520
1,000,000	[3,4]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,103,050
5,375,000	[3,4]	Florida State Department of Environmental Protection, RITES (PA-967), 9.223% (FSA INS), 7/1/2013	NR		6,232,312
1,895,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		1,911,676
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A/A3		1,042,690
725,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		739,029
2,000,000		Lee County, FL, IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	NR		1,991,500
970,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		986,053
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba3		940,840
1,460,000	[3,4]	Orange County, FL, HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,306,598
1,000,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR		1,013,170
805,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001B), 6.40% (Original Issue Yield: 6.50%), 5/1/2010	NR		809,025
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR		1,010,160
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		$1,986,400
800,000		Verandah West, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		783,640

		TOTAL			30,916,283

		Georgia--1.9%
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR		2,041,260
4,100,000		Augusta, GA, HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		3,895,328
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,897,152

		TOTAL			7,833,740

		Hawaii--0.6%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,003,350
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR		983,490
470,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B/Caa2		376,324

		TOTAL			2,363,164

		Idaho--0.6%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,921,700
240,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA GTD), 7/1/2024	AA/NR		240,823
500,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR		500,760

		TOTAL			2,663,283

		Illinois--0.1%
415,000		Chicago, IL, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa		423,756

		Indiana--5.3%
495,000		Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco Corp.), 7/1/2010	BBB/Baa2		503,093
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		877,890
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--continued
$3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR		$2,949,510
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR		1,683,800
3,000,000	[3,4]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	NR/A1		3,057,660
12,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		12,633,600
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		867,590

		TOTAL			22,573,143

		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR		1,826,715

		Kansas--1.3%
1,335,000	[3]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds, Series 1998K, 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,215,317
50,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		48,782
1,625,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,513,769
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		1,023,690
1,565,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA COL), 6/1/2029	NR/Aaa		1,673,971

		TOTAL			5,475,529

		Kentucky--1.6%
3,500,000		Kenton County, KY, Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	B/B3		3,120,740
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR		1,738,180
2,000,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR		2,048,820

		TOTAL			6,907,740

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--5.0%
$3,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		$3,196,050
2,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Housing Bond Anticipation Notes, 6.25% (Kingston Point), 12/15/2003	NR		1,998,240
1,980,000	[3,4]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		1,726,283
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB+/Baa2		5,732,497
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB+/Baa2		3,728,731
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,836,080
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+/Ba1		2,020,540

		TOTAL			21,238,421

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, Series A, 7.50% (Piper Shores), 1/1/2019	NR		1,020,480
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,013,820

		TOTAL			2,034,300

		Maryland--0.4%
2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		1,732,420

		Massachusetts--2.6%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa3		1,670,120
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR		2,251,620
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR		959,770
500,000	[3,4]	Massachusetts Water Resources Authority, RITES (PA 999-R-B), 9.776%, 8/1/2015	NR		590,945
1,305,000	[3,4]	Massachusetts Water Resources Authority, RITES (PA 999-R-A), 9.776%, 8/1/2014	NR		1,559,592
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,715,000	[3,4]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.776%, 8/1/2019	NR		$1,960,965
1,805,000	[3,4]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.776%, 8/1/2020	NR		2,035,535

		TOTAL			11,028,547

		Michigan--0.3%
1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.), 4/15/2023	BBB/Baa2		1,029,200
1,000,000	[2]	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery LP), 7/1/2019	NR		80,000
1,000,000	[2]	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery LP), 7/1/2027	NR		80,000

		TOTAL			1,189,200

		Minnesota--3.9%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	BBB+/A3		4,578,600
25,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	AAA/NR		25,061
2,000,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	NR/A3		2,134,580
1,000,000		Minneapolis/St. Paul, MN, Airport Commission, Special Facilities Revenue Bonds (Series B), 6.50% TOBs (Northwest Airlines, Inc.), Mandatory Tender 4/1/2005	NR		892,510
5,765,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB-/Ba2		5,745,457
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	NR		1,943,360
1,000,000		St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR		1,014,370

		TOTAL			16,333,938

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-/Ba1		2,459,625

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--0.9%
$2,445,000	[3]	Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		$2,280,672
1,000,000		St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	NR		980,280
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR		500,920

		TOTAL			3,761,872

		Multi State--3.4%
1,500,000	[3,4]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR		1,673,070
10,030,000	[3,4]	Merrill Lynch Puttable RITES Trust, Tax Exempt Receipts (Series PPT-33), 12.765%, 1/1/2032	NR		10,455,773
2,000,000	[3,4]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR		2,227,440

		TOTAL			14,356,283

		Nevada--0.7%
995,000		Clark County, NV Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 (Summerlin South Area))/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,023,736
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,681,200

		TOTAL			2,704,936

		New Jersey--1.8%
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR		2,035,940
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,302,950
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,126,292
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B/Caa2		849,830
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	BB+/NR		400,040
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/ (Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3		1,028,990

		TOTAL			7,744,042

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Mexico--2.0%
$850,000		Bernalillo County, NM, Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	NR		$874,973
2,595,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,509,002
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	BBB-/Baa3		2,051,220
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		2,068,980
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		1,013,063

		TOTAL			8,517,238

		New York--5.8%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,395,425
5,000,000	[3,4]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.72274% (MBIA INS), 1/1/2010	NR		5,733,300
695,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3		741,433
1,500,000		New York City, NY, IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates LP- JFK Project), 11/1/2028	NR		861,615
1,500,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BB+/Ba2		1,324,005
2,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A/A2		2,035,840
2,800,000	[3,4]	New York City, NY, RITES (PA-1075), 12.00747%, 6/1/2018	A/NR		3,138,912
5,000,000		New York City, NY, UT GO Bonds (Series A), 5.50%, 8/1/2022	A/A2		5,144,200
1,500,000		New York State Dormitory Authority, Revenue Bonds (Series 2000C), 6.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	BB/Ba1		1,516,170
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	AA-/Aa3		1,505,940

		TOTAL			24,396,840

		North Carolina--0.6%
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR		502,400
1,990,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,009,502

		TOTAL			2,511,902

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--2.5%
$1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR		$1,544,910
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	BBB/NR		526,135
1,680,000	[3]	Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,440,869
2,500,000	[3,4]	Lorain County, OH, RITES (PA-894R-A), 9.961% (Catholic Healthcare Partners), 10/1/2012	NR		2,890,300
2,500,000	[3,4]	Lorain County, OH, RITES (PA-894R-B), 9.961% (Catholic Healthcare Partners), 10/1/2013	NR		2,841,650
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB/Baa2		1,473,540

		TOTAL			10,717,404

		Oklahoma--1.1%
4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR		4,347,589
500,000		Langston, OK, EDA, Student Housing Revenue Bonds (Series 2000A), 7.75% (Langston Community Development Corp.)/(Original Issue Yield: 7.90%), 8/1/2030	NR		485,410

		TOTAL			4,832,999

		Oregon--0.2%
1,000,000		Yamhill County, OR, Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	NR		955,330

		Pennsylvania--8.9%
1,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		1,160,784
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		4,368,600
1,000,000		Allegheny County, PA, HDA, Revenue Bonds, Series A, 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,043,490
2,000,000	[3,4]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,809,520
1,500,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR		1,440,945
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		$924,900
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,425,450
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2		2,077,600
2,000,000		Cumberland County, PA, Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		1,968,120
2,785,000		Delaware County, PA, Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		2,871,948
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,030,380
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR		948,420
2,000,000		Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		1,969,440
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		465,195
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		1,890,460
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		1,535,820
7,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB/Baa2		7,892,475
1,015,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,171,351
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%)/(United States Treasury PRF), 9/1/2031	NR		1,817,925

		TOTAL			37,812,823

		Puerto Rico--0.6%
1,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.723% (AMBAC INS), 1/1/2010	NR		1,250,590
1,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.723% (AMBAC INS), 1/1/2011	NR		1,256,950

		TOTAL			2,507,540

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.2%
$1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB/Baa2		$1,000,300

		South Carolina--1.2%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	B-/NR		445,920
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	B-/NR		511,750
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,256,025
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB/Baa2		1,873,215
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	A-/Baa2		800,320

		TOTAL			4,887,230

		South Dakota--0.5%
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR		1,935,720

		Tennessee--3.8%
1,215,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		1,090,657
1,110,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row Ltd. Project), 12/15/2012	NR		996,403
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2		3,337,830
1,000,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2		1,013,320
2,500,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR/#Aaa		2,821,475
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$5,000,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR/#Aaa		$5,934,750
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		1,030,580

		TOTAL			16,225,015

		Texas--8.3%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,929,420
800,000		Abilene, TX Health Facilites Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		774,168
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3		1,022,100
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,069,060
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy), 4/1/2033	BBB/Baa2		1,102,020
3,000,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		3,124,680
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (CenterPoint Energy, Inc.), 12/1/2018	BBB-/Ba1		1,080,550
2,500,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	B/B3		1,979,050
1,500,000		El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR		1,469,745
3,000,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB/Baa2		3,078,240
500,000		Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB/Baa3		507,135
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B-/Caa2		802,550
1,000,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR		1,035,860
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		2,048,820
4,200,000		North Central, TX Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,069,002
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$2,000,000		Port of Corpus Christi, TX Authority, PCR Refunding Bonds, 6.70% (CNA Holdings, Inc. (Celanese Project)), 11/1/2030	BBB/Baa2		$2,092,920
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/ (Original Issue Yield: 5.89%), 8/15/2018	NR		878,450
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/ (Original Issue Yield: 5.97%), 8/15/2028	NR		820,150
2,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 3/1/2004	NR		2,000,080
2,000,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	BBB-/NR		1,893,300
1,485,000	[3,4]	Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	BBB-/NR		1,441,608
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3		1,034,980

		TOTAL			35,253,888

		Virginia--2.2%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		659,171
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		959,190
2,000,000		HeNR/ NRico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	NR		1,975,380
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,516,290
7,500,000		Pocohontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BB/NR		2,403,300
16,000,000		Pocohontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BB/NR		1,922,880

		TOTAL			9,436,211

		Washington--0.2%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		840,000

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--2.7%
$3,000,000		Badger, WI Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	BBB/Baa2		$2,506,320
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,039,325
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR		991,160
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR		871,675
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,909,220
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		999,900
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		484,800
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,668,175
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		839,810

		TOTAL			11,310,385

		Wyoming--0.3%
1,500,000		Teton County, WY, Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR		1,449,525

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $411,787,143)			405,258,243

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.0%
		Alaska--0.5%
$1,900,000		Valdez, AK, Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP Amoco PLC GTD)	A-1+/VMIG1		$1,900,000

		Texas--0.5%
2,300,000		Harris County, TX, HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		2,300,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,200,000)			4,200,000

		TOTAL INVESTMENTS--96.7% (IDENTIFIED COST $415,987,143)[5]			409,458,243

		OTHER ASSETS AND LIABILITIES - NET--3.3%			13,892,511

		TOTAL NET ASSETS--100%			$423,350,754

Securities that are subject to the federal alternative minimum tax (AMT) represent 26.3% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2003, these securities amounted to $76,678,385 which represents 18.1% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $70,150,641 which represents 16.6% of net assets.

4 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

5 The cost of investments for federal tax purposes is $415,937,824.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FSA	--Federal Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003

Assets:
Total investments in securities, at value (identified cost $415,987,143)		$409,458,243
Cash		41,425
Income receivable		7,887,791
Receivable for investments sold		5,361,000
Receivable for shares sold		736,191
Net receivable for swap contracts		404,698

TOTAL ASSETS		423,889,348

Liabilities:
Payable for shares redeemed	$294,534
Payable for portfolio accounting fees (Note 6)	16,430
Payable for transfer agent and dividend disbursing agent fees and expense (Note 6)	28,161
Payable for distribution services fee (Note 6)	89,122
Payable for shareholder services fee (Note 6)	90,307
Accrued expenses	20,040

TOTAL LIABILITIES		538,594

Net assets for 44,338,842 shares outstanding		$423,350,754

Net Assets Consist of:
Paid in capital		$471,111,960
Net unrealized depreciation of investments and swap contracts		(6,124,202)
Accumulated net realized loss on investments and swap contracts		(43,200,514)
Undistributed net investment income		1,563,510

TOTAL NET ASSETS		$423,350,754

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($117,435,047 ÷ 12,297,649 shares outstanding)		$9.55

Offering price per share (100/95.50 of $9.55)[1]		$10.00

Redemption proceeds per share		$9.55

Class B Shares:
Net asset value per share ($124,735,895 ÷ 13,068,345 shares outstanding)		$9.54

Offering price per share		$9.54

Redemption proceeds per share (94.50/100 of $9.54)[1]		$9.02

Class C Shares:
Net asset value per share ($14,082,681 ÷ 1,475,415 shares outstanding)		$9.54

Offering price per share (100/99.00 of $9.54)[1]		$9.64

Redemption proceeds per share (99.00/100 of $9.54)[1]		$9.44

Class F Shares:
Net asset value per share ($167,097,131 ÷ 17,497,433 shares outstanding)		$9.55

Offering price per share (100/99.00 of $9.55)[1]		$9.65

Redemption proceeds per share (99.00/100 of $9.55)[1]		$9.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2003

Investment Income:
Interest		$29,201,580

Expenses:
Investment adviser fee (Note 6)	$2,522,111
Administrative personnel and services fee (Note 6)	316,105
Custodian fees	22,175
Transfer and dividend disbursing agent fees and expenses (Note 6)	238,837
Directors'/Trustees' fees	13,274
Auditing fees	16,424
Legal fees	6,871
Portfolio accounting fees (Note 6)	152,594
Distribution services fee--Class B Shares (Note 6)	884,366
Distribution services fee--Class C Shares (Note 6)	85,931
Shareholder services fee--Class A Shares (Note 6)	291,257
Shareholder services fee--Class B Shares (Note 6)	294,788
Shareholder services fee--Class C Shares (Note 6)	28,644
Shareholder services fee--Class F Shares (Note 6)	436,190
Share registration costs	78,464
Printing and postage	51,163
Insurance premiums	1,391
Taxes	31,341
Miscellaneous	11,900

TOTAL EXPENSES	5,483,826

Net investment income		23,717,754

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments		(1,640,664)
Net realized loss on swap contracts		(741,668)
Net change in unrealized depreciation on investments		(6,320,793)
Net change in unrealized appreciation on swap contracts		404,698

Net realized and unrealized loss on investments and swap contracts		(8,298,427)

Change in net assets resulting from operations		$15,419,327

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,717,754	$22,130,972
Net realized loss on investments and swap contracts	(2,382,332)	(4,569,180)
Net change in unrealized appreciation/depreciation of investments and swap contracts	(5,916,095)	(3,098,164)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,419,327	14,463,628

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,788,515)	(6,029,330)
Class B Shares	(5,990,071)	(4,620,640)
Class C Shares	(576,157)	(497,513)
Class F Shares	(10,211,668)	(10,420,766)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,566,411)	(21,568,249)

Share Transactions:
Proceeds from sale of shares	84,659,633	68,278,715
Net asset value of shares issued to shareholders in payment of distributions declared	12,791,100	11,969,409
Cost of shares redeemed	(78,629,480)	(66,202,475)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,821,253	14,045,649

Change in net assets	10,674,169	6,941,028

Net Assets:
Beginning of period	412,676,585	405,735,557

End of period (including undistributed net investment income of $1,563,510 and $1,444,777, respectively)	$423,350,754	$412,676,585

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003

1. ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in the dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at August 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Franklin County, OH, Multifamily Housing Revenue Refunding Bonds	11/20/1998	$1,680,000

Kansas City, MO, IDA, Multifamily Housing Revenue Bonds	7/27/1999	2,445,000

Kansas Development Finance Authority, Multifamily Housing Revenue Bonds	10/19/1998	1,335,000

Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds	6/4/1999	2,285,000

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2003, the Fund had realized losses of $741,668 on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2003, the Fund has the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Appreciation
4/28/2014	$45,000,000	4.08% Fixed	3.97%	$404,698

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of 9/1/2001		For the Period Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (Decrease)	$84,637	$84,637	$37,156	$(28,818)	$(8,338)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. CAPITAL STOCK

At August 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Class A	500,000,000
Class B	500,000,000
Class C	500,000,000
Class F	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended August 31	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,425,757	$33,021,524	1,582,994	$15,326,788
Shares issued to shareholders in payment of distributions declared	513,880	4,943,487	444,043	4,293,208
Shares redeemed	(3,113,807)	(29,931,486)	(1,311,878)	(12,686,398)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	825,830	$8,033,525	715,159	$6,933,598

Year Ended August 31	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,830,526	$36,992,585	3,433,371	$33,234,342
Shares issued to shareholders in payment of distributions declared	269,080	2,587,750	205,433	1,986,016
Shares redeemed	(2,066,612)	(19,860,489)	(1,801,434)	(17,412,153)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,032,994	$19,719,846	1,837,370	$17,808,205

Year Ended August 31	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	721,169	$6,967,509	236,339	$2,291,672
Shares issued to shareholders in payment of distributions declared	31,128	299,414	27,542	266,455
Shares redeemed	(327,554)	(3,138,256)	(319,445)	(3,075,349)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	424,743	$4,128,667	(55,564)	$(517,222)

Year Ended August 31	2003		2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	796,653	$7,678,015	1,796,794	$17,425,913
Shares issued to shareholders in payment of distributions declared	515,683	4,960,449	560,309	5,423,730
Shares redeemed	(2,667,136)	(25,699,249)	(3,407,022)	(33,028,575)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,354,800)	$(13,060,785)	(1,049,919)	$(10,178,932)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,928,767	$18,821,253	1,447,046	$14,045,649

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization of debt securities and defaulted interest on securities sold.

For the year ended August 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$1,594	$(32,610)	$31,016

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002 was as follows:

	2003	2002
Tax-exempt income	$23,566,411	$21,568,249

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$ 1,653,521

Unrealized depreciation	$ 6,074,883

Capital loss carryforward	$41,886,380

At August 31, 2003, the cost of investments for federal tax purposes was $415,937,824. The net unrealized depreciation of investments for federal tax purposes was $6,479,581. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,275,587 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,755,168.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and the differing treatments for discount accretion/premium amortization of debt securities.

At August 31, 2003, the Fund had a capital loss carryforward of $41,886,380 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 3,648,711

2008	$24,259,223

2009	$ 4,968,940

2010	$ 3,907,651

2011	$ 5,101,855

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. As of August 31, 2003, for federal income tax purposes, post October losses of $1,453,465 were deferred to September 1, 2003.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class	Percentage of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the year ended August 31, 2003, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended August 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $139,455,000 and $120,613,696, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

7. INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 51.9% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

8. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2003, were as follows:

Purchases	$117,726,122

Sales	$98,767,254

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2003, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. (the "Fund") as of August 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report, dated October 15, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc. at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
October 13, 2003

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: November 1986	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1998

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA VICE PRESIDENT AND DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: November 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: November 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT and SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT AND PORTFOLIO MANAGER Began serving: November 1998

Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. She is Vice President of the Fund. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01091-01 (10/03)

Item 2.     Code of Ethics

     As of the end of the period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

     The registrant  hereby  undertakes to provide any person,  without  charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

     The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.  Principal Accountant Fees and Services

         Not  Applicable

Item 5   Audit Committee of Listed Registrants

         Not  Applicable

Item 6   [Reserved]

Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
         Management Investment Companies

         Not  Applicable

Item 8.  [Reserved]

Item 9.  Controls and Procedures

     (a) The  registrant's  President  and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are  sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the  registrant's  second half year in the case of an annual  report)
that have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Opportunities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        _October 23, 2003             _____________________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer____

Date        _October 23, 2003             __________________________

By          /S/ _Richard J. Thomas, Principal Financial Officer______

Date         October 23, 2003             ___________________________